SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 6,007,084	$ 4,399,729	$ 5,667,846
Grants in 2008 and 2014 | First Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	15.00%
Grants in 2008 and 2014 | Second Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	15.00%
Grants in 2008 and 2014 | Third Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	20.00%
Grants in 2008 and 2014 | Fourth Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	25.00%
Grants in 2008 and 2014 | Fifth Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	25.00%
Grants in 2015 | First Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	20.00%
Grants in 2015 | Second Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	20.00%
Grants in 2015 | Third Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	20.00%
Grants in 2015 | Fourth Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	20.00%
Grants in 2015 | Fifth Vesting Anniversary of the Grant Date
Share Options
Vesting of awards per year (percent) on the anniversary of the grant date	20.00%
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 2,774,046	$ 1,784,501	$ 2,756,308
Additional disclosures
Unrecognized compensation cost	$ 3,237,630
Weighted-average period for recognition	1 year 8 months 5 days
Share Options
Term of award	5 years
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	129,010,112
Granted (in shares)	17,750,100	36,897,900	53,599,950
Exercised (in shares)	(12,080,500)
Forfeited (in shares)	(8,767,497)
Options outstanding at the end of the period (in shares)	125,912,215	129,010,112
Options vested or expected to vest at the end of the period (in shares)	114,196,051
Options exercisable at the end of the period (in shares)	71,985,198
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.20
Granted (in dollars per share)	0.19
Exercised (in dollars per share)	0.09
Forfeited (in dollars per share)	0.24
Options outstanding at the end of the period (in dollars per share)	0.21	$ 0.20
Options vested or expected to vest at the end of the period (in dollars per share)	0.21
Options exercisable at the end of the period (in dollars per share)	$ 0.23
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period	2 years 5 months 23 days	3 years 1 month 17 days
Options vested or expected to vest at the end of the period	2 years 4 months 6 days
Options exercisable at the end of the period	1 year 9 months 4 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	$ 7,405,005
Options vested or expected to vest at the end of the period	7,219,611
Options exercisable at the end of the period	5,281,056
Total intrinsic value of options exercised	$ 1,676,174	$ 2,688,889	$ 1,041,126
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.14	$ 0.11	$ 0.09
Risk free rate of return (as a percent)	0.90%	0.80%	0.39%
Expected term	3 years 6 months	3 years 6 months	3 years 6 months
Volatility ratio (as a percent)	73.97%	79.26%	74.51%
Restricted shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 3,233,038	$ 2,615,228	$ 2,911,538
Number of shares
Non-vested at the beginning of the period (in shares)	33,507,224
Granted (in shares)	36,662,000
Vested (in shares)	(11,125,312)
Forfeited (in shares)	(2,856,779)
Nonvested at end of the period (in shares)	56,187,133	33,507,224
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.16
Granted (in dollars per share)	0.24
Vested (in dollars per share)	0.27
Forfeited (in dollars per share)	0.19
Nonvested at end of the period (in dollars per share)	$ 0.19	$ 0.16
Additional disclosures
Unrecognized compensation cost	$ 10,475,820
Weighted-average period for recognition	3 years 8 months 12 days
Total fair value of shares vested	$ 2,668,946	$ 2,531,384	$ 1,266,440